Note 9 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31,	January 31,
	2021	2020
Cost
Customer agreements and relationships	240,479	226,514
Existing technology	295,161	262,614
Trade names	8,844	8,582
Non-compete covenants	10,939	9,985
	555,423	507,695
Accumulated amortization
Customer agreements and relationships	119,361	98,241
Existing technology	183,539	142,757
Trade names	5,996	5,124
Non-compete covenants	6,535	4,617
	315,431	250,739
Net	239,992	256,956